Net Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Earnings Per Share
Net Earnings Per Share
Net earnings per share were computed as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions, except per share amounts)
Net earnings attributable to common stockholders	$1,390.3	$1,464.6	$1,848.7
Basic earnings per common share:
Weighted-average common shares outstanding	51.2	58.9	63.9
Net earnings attributable to common stockholders	$27.16	$24.87	$28.94
Diluted earnings per common share:
Weighted-average common shares outstanding	51.2	58.9	63.9
Dilutive common shares—stock options	0.1	0.3	0.8
Diluted weighted-average shares outstanding	51.3	59.2	64.7
Net earnings attributable to common stockholders	$27.08	$24.74	$28.59

In the computation of diluted earnings per common share, potentially dilutive stock options are excluded if the effect of their inclusion is anti-dilutive. For the years ended December 31, 2014, 2013 and 2012, anti-dilutive stock options were insignificant.